Voya Index Solution 2060 Portfolio Average Annual Total Returns - Class ADV I S S2 Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			20.10%	9.52%	10.35%
Performance Inception Date		Feb. 09, 2015
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class ADV | S&P Target Date 2060 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.94%	10.26%	10.98%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			20.67%	10.07%	10.89%
Performance Inception Date		Feb. 09, 2015
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class I | S&P Target Date 2060 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.94%	10.26%	10.98%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			20.37%	9.81%	10.61%
Performance Inception Date		Feb. 09, 2015
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S | S&P Target Date 2060 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.94%	10.26%	10.98%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			20.19%	9.64%	10.45%
Performance Inception Date		Feb. 09, 2015
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S2 | S&P Target Date 2060 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		19.94%	10.26%	10.98%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.